Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares
Profit or loss [abstract]
Revenue	¥ 1,769,478	$ 271,184	¥ 2,493,218	¥ 3,149,614
Cost of sales	(1,837,583)	(281,622)	(2,265,418)	(2,779,768)
Gross profit (loss)	(68,105)	(10,438)	227,800	369,846
Other income, gain and loss	10,825	1,659	17,320	16,089
Net exchange gain (loss)	(2,419)	(370)	494	1,250
Impairment charge on property, plant and equipment	(54,000)	(8,276)	0	0
Selling and distribution costs	(140,748)	(21,570)	(155,308)	(174,774)
Research and development expenses	(66,109)	(10,132)	(56,841)	(51,760)
Administrative expenses	(137,329)	(21,046)	(121,647)	(144,454)
Finance costs	(24,362)	(3,734)	(24,435)	(23,210)
Loss before taxation	(482,247)	(73,907)	(112,617)	(7,013)
Income tax (expense) credit	83,201	12,751	7,747	(969)
Loss and total comprehensive loss for the year	(399,046)	(61,156)	(104,870)	(7,982)
Loss and total comprehensive loss attributable to:
Owners of the Company	¥ (399,046)	$ (61,156)	¥ (104,870)	¥ (7,982)
Loss per share
Basic | (per share)	¥ (1.93)	$ (0.30)	¥ (0.51)	¥ (0.04)
Diluted | (per share)	¥ (1.93)	$ (0.30)	¥ (0.51)	¥ (0.04)